Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash	₨ 930,694.7	$ 12,724.8	₨ 611,961.0
Investments held for trading	99,620.2	1,362.0	304,962.9
Investments available for sale debt securities	4,275,449.9	58,455.7	3,406,289.2
Securities purchased under agreements to resell	270,060.0	3,692.4	250,000.0
Loans	11,700,189.2	159,969.8	10,425,022.4
Accrued interest receivable	118,762.9	1,623.8	103,035.9
Other assets	320,187.5	4,377.7	641,605.5
Financial Liabilities :
Interest-bearing deposits	11,226,467.8	153,492.9	9,730,481.3
Non-interest-bearingdeposits	2,110,762.4	28,859.2	1,731,590.0
Securities sold under repurchase agreements	356,059.2	4,868.2	507,982.0
Short-term borrowings	239,264.1	3,271.3	377,417.6
Accrued interest payable	77,969.1	1,066.0	80,078.9
Long-term debt	1,174,758.2	16,061.8	1,026,518.3
Accrued expenses and other liabilities	445,135.7	6,086.1	460,931.4
Financial Assets:
Cash and due from banks, and restricted cash	930,694.7	12,724.8	611,961.0
Investments held for trading	99,620.2	1,362.0	304,962.9
Investments available for sale debt securities	4,275,449.9	58,455.7	3,406,289.2
Securities purchased under agreements to resell	270,060.0	3,692.4	250,000.0
Loans	11,874,816.0	162,357.3	10,529,655.5
Accrued interest receivable	118,762.9	1,623.8	103,035.9
Other assets	318,510.7	4,354.8	639,876.5
Financial Liabilities :
Securities sold under repurchase agreements	356,059.2	4,868.2	507,982.0
Short-term borrowings	238,700.3	3,263.6	378,027.9
Accrued interest payable	77,969.1	1,066.0	80,078.9
Long-term debt	1,200,953.4	16,419.9	1,074,826.3
Accrued expenses and other liabilities	445,135.7	6,086.1	460,931.4
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	11,282,540.2	154,259.5	9,786,793.2
Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	2,110,762.4	$ 28,859.2	1,731,590.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and due from banks, and restricted cash	930,694.7		611,961.0
Investments held for trading	0.0		6,291.0
Investments available for sale debt securities	176,015.8		371,450.5
Securities purchased under agreements to resell	0.0		0.0
Loans	0.0		0.0
Accrued interest receivable	0.0		0.0
Other assets	11,869.8		2,282.4
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	99,620.2		298,671.9
Investments available for sale debt securities	3,938,270.2		2,907,384.4
Securities purchased under agreements to resell	270,060.0		250,000.0
Loans	2,807,875.9		2,593,022.1
Accrued interest receivable	118,762.9		103,035.9
Other assets	306,640.9		637,594.1
Financial Liabilities :
Securities sold under repurchase agreements	356,059.2		507,982.0
Short-term borrowings	238,700.3		378,027.9
Accrued interest payable	77,969.1		80,078.9
Long-term debt	1,200,953.4		1,074,826.3
Accrued expenses and other liabilities	445,135.7		460,931.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	11,282,540.2		9,786,793.2
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	2,110,762.4		1,731,590.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	0.0		0.0
Investments available for sale debt securities	161,163.9		127,454.3
Securities purchased under agreements to resell	0.0		0.0
Loans	9,066,940.1		7,936,633.4
Accrued interest receivable	0.0		0.0
Other assets	0.0		0.0
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	₨ 0.0		₨ 0.0